CONSOLIDATED FINANCIAL STATEMENT DETAILS - SCHEDULE OF PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, net:
Property and equipment, gross	$ 618,082	$ 587,311
Accumulated depreciation and amortization	(311,834)	(284,494)
Property and equipment, net	306,248	302,817
Buildings and leasehold improvements
Property and equipment, net:
Property and equipment, gross	247,451	235,545
Computer equipment and capitalized software
Property and equipment, net:
Property and equipment, gross	259,464	239,309
Furniture and other equipment
Property and equipment, net:
Property and equipment, gross	93,002	88,664
Projects in progress
Property and equipment, net:
Property and equipment, gross	13,048	18,676
Land
Property and equipment, net:
Property and equipment, gross	$ 5,117	$ 5,117